SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,957,929	$ 5,537,332
Less: accumulated depreciation	(1,492,976)	(1,425,413)
Property and equipment, net	3,464,953	4,111,919
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,285,476	4,877,172
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	130,941	133,039
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 541,512	$ 527,121